UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

(FORMERLY KNOWN AS LEGG MASON GLOBAL OPPORTUNITIES BOND FUND)

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 52.4%
Australia - 8.6%
New South Wales Treasury Corp.	5.500%	3/1/17	31,580,000	AUD	$30,801,952
New South Wales Treasury Corp.	6.000%	4/1/19	9,715,000	AUD	9,785,698
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	4,259,000	AUD	4,320,345

Total Australia					44,907,995

Brazil - 3.4%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	17,939,899

Canada - 5.8%
Canadian Government Bond	6.000%	6/1/11	14,570,000	CAD	14,605,402
Government of Canada, Notes	2.000%	9/1/12	15,510,000	CAD	15,252,228
Province of Ontario	6.250%	6/16/15	730,000	NZD	566,470

Total Canada					30,424,100

Hungary - 1.8%
Hungary Government Bond	5.500%	2/12/16	2,040,900,000	HUF	9,587,582

Indonesia - 3.2%
Government of Indonesia, Senior Bond	11.000%	11/15/20	24,980,000,000	IDR	3,460,087
Government of Indonesia, Senior Bond	9.500%	7/15/23	16,320,000,000	IDR	2,046,628
Government of Indonesia, Senior Bond	10.000%	9/15/24	85,840,000,000	IDR	11,151,323

Total Indonesia					16,658,038

Korea - 4.2%
Korea Treasury Bond	5.750%	9/10/18	22,524,000,000	KRW	21,989,330

Malaysia - 4.6%
Government of Malaysia	3.756%	4/28/11	26,205,000	MYR	8,528,594
Government of Malaysia	3.833%	9/28/11	5,900,000	MYR	1,927,618
Government of Malaysia	3.718%	6/15/12	41,460,000	MYR	13,578,667

Total Malaysia					24,034,879

New Zealand - 2.4%
Government of New Zealand	6.000%	4/15/15	11,984,000	NZD	9,399,353
Government of New Zealand	6.000%	5/15/21	3,790,000	NZD	2,993,337

Total New Zealand					12,392,690

Norway - 1.7%
Government of Norway	6.000%	5/16/11	52,415,000	NOK	9,102,144

Poland - 6.0%
Republic of Poland, Bonds	5.250%	10/25/17	63,215,000	PLN	21,701,609
Republic of Poland, Bonds	5.250%	10/25/20	28,660,000	PLN	9,722,364

Total Poland					31,423,973

South Africa - 1.2%
Republic of South Africa	10.500%	12/21/26	35,865,000	ZAR	6,308,875

Sweden - 4.6%
Kingdom of Sweden	5.500%	10/8/12	151,380,000	SEK	24,264,460

United Kingdom - 4.9%
United Kingdom Gilt	6.250%	11/25/10	2,350,000	GBP	3,723,362
United Kingdom Gilt	4.000%	9/7/16	2,675,000	GBP	4,650,316
United Kingdom Gilt	4.250%	3/7/36	10,290,000	GBP	17,131,195

Total United Kingdom					25,504,873

TOTAL SOVEREIGN BONDS (Cost - $252,446,336)					274,538,838

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%
Citigroup Mortgage Alternative Loan Trust, 2007-A4 1A5	5.750%	4/25/37	1,375,169		1,088,398
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	1,818,838		1,466,511
Countrywide Alternative Loan Trust, 2005-46CB A20	5.500%	10/25/35	1,012,399		766,233
Countrywide Alternative Loan Trust, 2005-J1 3A1	6.500%	8/25/32	998,203		974,064
Countrywide Alternative Loan Trust, 2005-J10 1A16	5.500%	10/25/35	1,310,000		1,029,719

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Countrywide Home Loans, 2005-7 A2	5.750%	5/25/37	1,675,000		$1,452,562
Countrywide Home Loans, 2007-3 A12	6.000%	4/25/37	2,060,000		1,741,083
Credit Suisse Mortgage Capital Certificates, 2007-2 3A4	5.500%	3/25/37	2,415,000		2,241,065
Credit Suisse Mortgage Capital Certificates, 2008-2R 1A1	6.000%	7/25/37	2,648,905		2,048,337	(a)
Deutsche Mortgage Securities Inc., 2007-RS8 3A1	5.650%	9/28/36	5,739,133		3,838,803	(a)(b)
Deutsche Mortgage Securities Inc., 2008-RS1 3A1	5.650%	8/28/36	6,673,138		4,499,504	(a)(b)
JPMorgan Alternative Loan Trust, 2008-R2 A1	6.000%	11/25/36	3,282,173		2,505,713	(a)
JPMorgan Alternative Loan Trust, 2008-R4 1A1	6.000%	12/27/36	5,667,824		4,515,878	(a)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,578,781		1,377,697	(a)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	5,176,423		3,947,095	(a)(b)
Prime Mortgage Trust, 2006-2 1A14	6.250%	11/25/36	861,521		697,363
RBSGC Mortgage Pass Through Certificates, 2008-A A1	5.500%	11/25/35	2,832,486		2,132,222	(a)
Thornburg Mortgage Securities Trust, 2005-3 B1	4.855%	10/25/35	2,114,132		443,765	(b)
Thornburg Mortgage Securities Trust, 2005-4 B1	5.219%	12/25/35	814,628		191,001	(b)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	1,014,746		903,135
Wells Fargo Mortgage Backed Securities Trust, 2006-12 A2	6.000%	10/25/36	1,310,000		1,263,716
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A36	6.000%	8/25/37	8,915,000		8,371,925
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A88	6.000%	8/25/37	4,992,874		4,632,748
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A90	6.000%	8/25/37	902,747		825,765
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A96	6.000%	8/25/37	1,761,678		1,583,986

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $56,707,652)					54,538,288

CORPORATE BONDS & NOTES - 18.6%
CONSUMER DISCRETIONARY - 3.2%
Media - 3.0%
Comcast Corp., Notes	6.450%	3/15/37	335,000		372,143
Comcast Corp., Senior Notes	6.950%	8/15/37	1,270,000		1,489,189
Comcast Corp., Senior Notes	6.550%	7/1/39	2,200,000		2,490,464
Time Warner Cable Inc., Debentures	7.300%	7/1/38	8,105,000		9,955,712
Viacom Inc., Senior Notes	6.875%	4/30/36	1,385,000		1,625,969

Total Media					15,933,477

Multiline Retail - 0.2%
Target Corp., Senior Notes	6.500%	10/15/37	775,000		948,826

TOTAL CONSUMER DISCRETIONARY					16,882,303

CONSUMER STAPLES - 0.6%
Food Products - 0.6%
Kraft Foods Inc., Senior Notes	7.000%	8/11/37	2,655,000		3,257,640

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Shell International Finance BV, Senior Notes	6.375%	12/15/38	2,095,000		2,656,230

FINANCIALS - 9.4%
Capital Markets - 1.4%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,306,000		7,594,039

Commercial Banks - 1.4%
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	6,060,000		7,204,958

Consumer Finance - 1.6%
American Express Credit Corp., Senior Notes	5.125%	8/25/14	7,560,000		8,374,567

Diversified Financial Services - 4.2%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,793,868
Citigroup Inc., Senior Notes	6.375%	8/12/14	4,915,000		5,457,990
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	1,780,000	NZD	1,393,031

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Financial Services - continued
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	5,859,000	AUD	$5,784,429
Svensk Exportkredit AB, Senior Notes	7.625%	6/30/14	3,290,000	NZD	2,644,579

Total Diversified Financial Services					22,073,897

Insurance - 0.8%
MetLife Inc., Senior Notes	5.875%	2/6/41	3,735,000		4,062,601

TOTAL FINANCIALS					49,310,062

HEALTH CARE - 1.4%
Biotechnology - 0.1%
Biogen Idec Inc., Senior Notes	6.875%	3/1/18	470,000		551,513

Health Care Providers & Services - 0.8%
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	3,023,000		3,522,820
UnitedHealth Group Inc., Senior Notes	6.875%	2/15/38	525,000		628,150

Total Health Care Providers & Services					4,150,970

Pharmaceuticals - 0.5%
GlaxoSmithKline Capital Inc., Senior Bond	6.375%	5/15/38	1,910,000		2,374,258

TOTAL HEALTH CARE					7,076,741

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.6%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000		3,114,598

Computers & Peripherals - 0.2%
Dell Inc., Senior Notes	6.500%	4/15/38	1,060,000		1,219,385

Electronic Equipment, Instruments & Components - 1.7%
Tyco Electronics Group SA, Senior Notes	6.550%	10/1/17	1,710,000		2,000,025
Tyco Electronics Group SA, Senior Notes	7.125%	10/1/37	5,625,000		6,645,712

Total Electronic Equipment, Instruments & Components					8,645,737

Software - 0.5%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000		2,500,424

TOTAL INFORMATION TECHNOLOGY					15,480,144

UTILITIES - 0.5%
E. ON International Finance BV, Senior Notes	6.650%	4/30/38	1,845,000		2,377,904	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $86,905,847)					97,041,024

MUNICIPAL BONDS - 2.0%
Georgia - 2.0%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,880,000		6,322,059
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	3,965,000		4,201,750

TOTAL MUNICIPAL BONDS (Cost - $9,930,771)					10,523,809

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.3%
U.S. Government Agencies - 1.1%
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	4,790,000		5,498,484

U.S. Government Obligations - 7.2%
U.S. Treasury Bonds	5.375%	2/15/31	1,240,000		1,596,500
U.S. Treasury Bonds	4.500%	5/15/38	31,320,000		36,022,886

Total U.S. Government Obligations					37,619,386

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $39,460,110)					43,117,870

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $445,450,716)					479,759,829

SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreements - 5.6%
Bank of America repurchase agreement dated 9/30/10; Proceeds at maturity - $14,724,133; (Fully collateralized by U.S. government agency obligations, 1.450% due 7/29/13; Market value - $15,019,849)	0.130%	10/1/10	14,724,080		14,724,080

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Repurchase Agreements - continued
Goldman Sachs & Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $14,724,141; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $15,044,120)	0.150%	10/1/10	14,724,080	$14,724,080

TOTAL SHORT-TERM INVESTMENTS (Cost - $29,448,160)				29,448,160

TOTAL INVESTMENTS - 97.3% (Cost - $474,898,876#)				509,207,989
Other Assets in Excess of Liabilities - 2.7%				14,397,255

TOTAL NET ASSETS - 100.0%				$523,605,244

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason BW Global Opportunities Bond Fund (formerly known as Legg Mason Global Opportunities Bond Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$274,538,838	—	$274,538,838
Collateralized mortgage obligations	—	54,538,288	—	54,538,288
Corporate bonds & notes	—	97,041,024	—	97,041,024
Municipal bonds	—	10,523,809	—	10,523,809
U.S. government & agency obligations	—	43,117,870	—	43,117,870

Total long-term investments	—	$479,759,829	—	479,759,829

Short-term investments†	—	29,448,160	—	29,448,160

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Total investments	—	$509,207,989	—	$509,207,989

Other financial instruments:
Forward foreign currency contracts	—	3,396,160	—	3,396,160

Total	—	$512,604,149	—	$512,604,149

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g)	Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,945,946
Gross unrealized depreciation	(4,636,833)

Net unrealized appreciation	$34,309,113

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Norwegian Krone	Citibank, N.A.	57,531,000	$9,775,907	10/12/10	$499,332
Norwegian Krone	Citibank, N.A.	9,084,000	1,543,591	10/12/10	101,526
Turkish Lira	Barclays Bank PLC	24,322,000	16,778,584	10/12/10	1,838,780
Turkish Lira	Barclays Bank PLC	1,865,000	1,286,574	10/12/10	75,535
Hungarian Forint	HSBC Bank USA, N.A.	1,967,000,000	9,680,734	10/22/10	898,896
Australian Dollar	Barclays Bank PLC	12,029,000	11,584,643	10/29/10	694,188
Australian Dollar	Barclays Bank PLC	10,493,000	10,105,384	10/29/10	724,852
British Pound	HSBC Bank USA, N.A.	33,423,000	52,479,471	12/3/10	640,398
British Pound	HSBC Bank USA, N.A.	780,000	1,224,725	12/3/10	18,065
New Zealand Dollar	Citibank, N.A.	8,514,000	6,212,233	12/7/10	243,919
New Zealand Dollar	Citibank, N.A.	831,000	606,339	12/7/10	10,054
Yuan Renminbi	UBS AG	41,548,000	6,223,984	1/21/11	(62,595)
Yuan Renminbi	UBS AG	11,860,000	1,776,655	1/21/11	23,825
Yuan Renminbi	UBS AG	4,340,000	650,142	1/21/11	3,037

					5,709,812

Contracts to Sell:
Hungarian Forint	HSBC Bank USA, N.A.	142,200,000	699,848	10/22/10	(66,299)
Hungarian Forint	HSBC Bank USA, N.A.	161,600,000	795,326	10/22/10	(45,477)
Hungarian Forint	HSBC Bank USA, N.A.	215,300,000	1,059,615	10/22/10	(56,913)
Hungarian Forint	HSBC Bank USA, N.A.	222,100,000	1,093,081	10/22/10	(119,855)
Hungarian Forint	HSBC Bank USA, N.A.	445,600,000	2,193,053	10/22/10	(173,565)
Hungarian Forint	HSBC Bank USA, N.A.	457,400,000	2,251,127	10/22/10	(187,420)
Hungarian Forint	HSBC Bank USA, N.A.	322,800,000	1,588,684	10/22/10	(108,764)
Australian Dollar	Barclays Bank PLC	22,522,000	21,690,027	10/29/10	(1,555,359)

					(2,313,652)

Net unrealized gain on open forward foreign currency contracts					$3,396,160

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$5,772,407	$(2,376,247)	$3,396,160

Notes to Schedule of Investments (unaudited) (continued)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$96,060,184
Forward foreign currency contracts (to sell)	44,758,576

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	November 22, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 22, 2010